Note 33 - Employee Benefits - Actuarial Assumptions (Detail)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Germany [Member]
Actuarial Assumptions [line items]
Discount rate (in %)		0.93%	1.70%
Rate of price inflation (in %)		1.40%	1.60%
Rate of nominal increase in future compensation levels (in %)		1.90%	2.10%
Rate of nominal increase for pensions in payment (in %)		1.30%	1.50%
Assumed life expectancy at age 65
For a male aged 65 at measurement date		21.1	20
For a female aged 65 at measurement date		23.4	23.6
For a male aged 45 at measurement date		22.5	22.8
For a female aged 45 at measurement date		24.5	25.8
UK [Member]
Actuarial Assumptions [line items]
Discount rate (in %)		1.91%	2.70%
Rate of price inflation (in %)		3.29%	3.50%
Rate of nominal increase in future compensation levels (in %)		3.79%	4.00%
Rate of nominal increase for pensions in payment (in %)		3.19%	3.30%
Assumed life expectancy at age 65
For a male aged 65 at measurement date		23.4	23.5
For a female aged 65 at measurement date		24.9	25.4
For a male aged 45 at measurement date		24.4	24.8
For a female aged 45 at measurement date		26.2	26.8
US [Member]
Actuarial Assumptions [line items]
Discount rate (in %)	[1]	3.16%	4.20%
Rate of price inflation (in %)	[1]	2.20%	2.20%
Rate of nominal increase in future compensation levels (in %)	[1]	2.30%	2.30%
Rate of nominal increase for pensions in payment (in %)	[1]	2.20%	2.20%
Assumed life expectancy at age 65
For a male aged 65 at measurement date	[1]	22	22.2
For a female aged 65 at measurement date	[1]	23.4	23.7
For a male aged 45 at measurement date	[1]	23.5	23.7
For a female aged 45 at measurement date	[1]	24.9	25.2
Other [Member]
Actuarial Assumptions [line items]
Discount rate (in %)		1.92%	2.60%
Rate of price inflation (in %)		1.70%	1.90%
Rate of nominal increase in future compensation levels (in %)		2.71%	2.90%
Rate of nominal increase for pensions in payment (in %)		0.91%	1.00%
Assumed life expectancy at age 65
For a male aged 65 at measurement date		21.9	21.8
For a female aged 65 at measurement date		24.1	24.1
For a male aged 45 at measurement date		23.3	23.3
For a female aged 45 at measurement date		25.5	25.6

[1]	Cash balance interest crediting rate in line with the 30-year US government bond yield.